Long-Term Debt (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Total	$ 239,930	$ 349,281	$ 510,475
Less current portion	(32,178)	(50,839)	(71,426)
Long-term debt, net of unamortized debt discount and current portion	207,752	298,442	439,049
Senior Secured Promissory Notes [Member]
Debt Instrument [Line Items]
Total
Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Total	3,549	6,317	9,825
Note Payable Credit Union [Member]
Debt Instrument [Line Items]
Total		14,196	19,364
Note Payable S B A [Member]
Debt Instrument [Line Items]
Total	144,457	146,926	150,114
Note Payable Individual [Member]
Debt Instrument [Line Items]
Total
Note Payable Finance Company [Member]
Debt Instrument [Line Items]
Total
Note Payable Finance Company 1 [Member]
Debt Instrument [Line Items]
Total			79,963
G M Financial [Member]
Debt Instrument [Line Items]
Total	$ 91,924	$ 181,842	$ 251,209